Lindner Investments
                  7711 Carondelet, Suite 700
                     St. Louis, MO 63105



                       October 20, 1999


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Lindner Investments (the "Registrant")
          No. 33-66712 (1933 Act)

Dear Sir or Madam:

     Pursuant to Rule 497 (j), this letter will certify that the form of Prospectus dated October 15, 1999, that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on October 15, 1999 and became effective on that date. Please contact the undersigned should you have any questions.

Sincerely,

/S/ BRIAN L. BLOMQUIST
Brian L. Blomquist
Executive Vice President